Document and Entity Information	9 Months Ended
Sep. 30, 2024
Document and Entity Information
Document Type	S-1
Entity Registrant Name	CONNECTM TECHNOLOGY SOLUTIONS, INC.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001895249
Amendment Flag	false